NOTES PAYABLE - Schedule of Notes Payable (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Notes payable
Outstanding	$ 1,200		$ 387
Notes payable
Notes payable
Denominated value	68	$ 348	0	$ 214
Notes payable | TCPL
Notes payable
Outstanding	$ 584		$ 308
Weighted average interest rate per annum	3.90%	3.90%	4.70%	4.70%
Notes payable | USA
Notes payable
Outstanding	$ 616	$ 449	$ 79	$ 55
Weighted average interest rate per annum	4.10%	4.10%	4.70%	4.70%